Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Financial assets measured at fair value on a recurring basis	$ 0	$ 0
Financial liabilities measured at fair value on a recurring basis	0	0
Impairment loss for intangible assets	0	20,993,137	0
Impairment loss for goodwill	0	6,232,770	0
Fair values of assets on Level 3-classified assets	$ 0